UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Chief Compliance Officer
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   April 15, 2011
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        39
Form 13F Information Table Value Total:       80996
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC SHS CL A NEW     COM              G1151C101     2900    52750 SH       Sole                                      52750
AFLAC INC COM                  COM              001055102     1285    24350 SH       Sole                                      24350
APPLE COMPUTER INC COM         COM              037833100     2818     8085 SH       Sole                                       8085
BCE INC COM                    COM              05534B760      847    23300 SH       Sole                                      23300
CANADIAN NATL RY CO COM        COM              136375102     2981    39600 SH       Sole                                      39600
CISCO SYS INC COM              COM              17275R102     1277    74436 SH       Sole                                      74436
COCA COLA CO COM               COM              191216100     3214    48443 SH       Sole                                      48443
DU PONT E I DE NEMOURS COM     COM              263534109      235     4278 SH       Sole                                       4278
DUKE ENERGY HOLDING CORP       COM              26441C105     1124    61950 SH       Sole                                      61950
ECOLAB INC                     COM              278865100     2551    50001 SH       Sole                                      50001
ENTERPRISE PRODUCTS            COM              293792107      379     8800 SH       Sole                                       8800
EXXON MOBIL CORP COM           COM              30231G102     2967    35269 SH       Sole                                      35269
FISERV INC COM                 COM              337738108     1190    18975 SH       Sole                                      18975
GENERAL DYNAMICS CORP COM      COM              369550108     1298    16960 SH       Sole                                      16960
GENERAL ELEC CO COM            COM              369604103      333    16604 SH       Sole                                      16604
GENERAL MLS INC COM            COM              370334104     2566    70200 SH       Sole                                      70200
INTEL CORP COM                 COM              458140100     2268   112401 SH       Sole                                     112401
JACOBS ENGR GROUP DEL COM      COM              469814107     1566    30450 SH       Sole                                      30450
JOHNSON & JOHNSON COM          COM              478160104     3415    57637 SH       Sole                                      57637
KINDER MORGAN ENERGY UT LTD PA COM              494550106      612     8257 SH       Sole                                       8257
MEDTRONIC INC COM              COM              585055106     2776    70554 SH       Sole                                      70554
MICROSOFT CORP COM             COM              594918104     2384    93908 SH       Sole                                      93908
NIKE INC CL B                  COM              654106103     2207    29150 SH       Sole                                      29150
ORACLE CORP COM                COM              68389X105     2763    82650 SH       Sole                                      82650
PEPSICO INC COM                COM              713448108     2712    42107 SH       Sole                                      42107
PROCTER & GAMBLE CO COM        COM              742718109     2806    45554 SH       Sole                                      45554
SCHLUMBERGER LTD COM           COM              806857108     2481    26600 SH       Sole                                      26600
STRYKER CORP COM               COM              863667101     2202    36209 SH       Sole                                      36209
T ROWE PRICE GROUP INC         COM              74144T108     3172    47761 SH       Sole                                      47761
TJX COS INC NEW COM            COM              872540109     2697    54225 SH       Sole                                      54225
UNITED TECHNOLOGIES CP COM     COM              913017109     2902    34281 SH       Sole                                      34281
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2259    33400 SH       Sole                                      33400
WAL MART STORES INC COM        COM              931142103     2277    43751 SH       Sole                                      43751
NOVO-NORDISK A S ADR                            670100205     2781    22209 SH       Sole                                      22209
PETROLEO BRASILEIRO SA SPON AD                  71654V408     1077    26650 SH       Sole                                      26650
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     1910    26215 SH       Sole                                      26215
TEVA PHARMACEUTCL INDS ADR                      881624209     2235    44550 SH       Sole                                      44550
ISHARES TR MSCI EMERG MKT                       464287234     3233    66425 SH       Sole                                      66425
JPMORGAN CHASE CAP XVI PFD TR                   481228203      296    11800 SH       Sole                                      11800